OTHER GAINS/(LOSSES), NET	12 Months Ended
Dec. 31, 2018
Other gains/(losses), net
OTHER GAINS/(LOSSES), NET
20.	OTHER GAINS/(LOSSES), NET

		Years ended December 31,
	Note	2016	2017	2018
		RMB	RMB	RMB

Mortgage agency service revenue	(i)	12,373,044	8,395,774	4,466,608
Asset management revenue	(ii)	9,628,621	1,316,186	-
Net gain on disposal of subsidiaries		-	6,060,758	-
Labour outsourcing services income	(iii)	12,035,445	7,857,461	-
Foreign exchange gain/(loss)		2,717,820	(2,274,438)	1,836,029
Register services income		238,500	183,010	-
Net loss on disposal of property and equipment		(61,085)	(261,875)	(946,244)
Net loss on sale of loans		-	-	(16,697,259)
Others		(670,412)	2,702,734	(3,242,074)

Total		36,261,933	23,979,610	(14,582,940)

(i)	The Group earns fees from providing mortgage agency services to borrowers applying for a bank loan. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer’s request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements. Mortgage agency service revenue consists of revenue earned from housing mortgage agency service and cars mortgage agency service, which accounted for 59.73% and 40.27% of mortgage agency service revenue in the year of 2018, respectively.

(ii)	The Group receives asset management revenue from providing asset management services for investors. The asset management revenue is calculated and accrued on a daily basis based on the daily net asset value of the asset management products under management. The asset management business has been disposed of in 2017.

(iii)	The Group receives labour outsourcing services income from providing labour outsourcing services to clients by one of the subsidiaries of the Group. Labour outsourcing services income are recognized on an accrual basis in accordance with the terms of the relevant agreements. As the subsidiary was disposed of in 2017, there would be no such income in the future.